Average Annual Total Returns		12 Months Ended	45 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Innovator Emerging Markets Power Buffer ETF - April
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.94%	3.74%
Performance Inception Date	Mar. 31, 2021
Innovator Emerging Markets Power Buffer ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.94%	3.74%
Innovator Emerging Markets Power Buffer ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.84%	2.90%
MSCI Emerging Markets Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		33.57%	3.92%
MSCI Emerging Markets Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		30.58%	1.37%